Leases	12 Months Ended
Dec. 31, 2023
Lessee Disclosure [Abstract]
LEASES
12.
LEASES

The Group’s operating leases mainly related to office facilities, land use rights and IDC facilities.

As of December 31, 2022 and 2023, the weighted average remaining lease term for the Group’s operating leases were 9.4 years and 8.3 years, respectively, and the corresponding weighted average discount rates were 5.59% and 5.58%, respectively. As of

December 31, 2022 and 2023, the weighted average remaining lease term for the Group’s finance leases were 1.2 years and 0.7 year, respectively, and the corresponding weighted average discount rates were 5.50% and 5.50%, respectively.

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Finance lease
Computer equipment	118,997	118,997	16,760
Accumulated depreciation	(46,127)	(69,040)	(9,724)
Computer equipment, net	72,870	49,957	7,036
Finance lease liabilities, current portion	30,862	18,586	2,618
Finance lease liabilities	16,507	—	—
Total finance lease liabilities	47,369	18,586	2,618

The components of lease costs were as follows:

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Operating lease costs(i)	202,862	155,408	117,641	16,569
Finance lease costs
Amortization of finance lease assets	12,856	22,912	22,912	3,227
Interest on lease liabilities	1,866	3,463	1,761	248
Total finance lease costs	14,722	26,375	24,673	3,475

(i)
Excludes short-term lease contract costs of RMB328 million, RMB310 million and RMB274 million (US$39 million) for the years ended December 31, 2021, 2022 and 2023, respectively.

Finance lease costs were recorded as cost of revenues and interest expenses. Variable lease costs were immaterial for the years ended December 31, 2021, 2022 and 2023. For the years ended December 31, 2021, 2022 and 2023, no lease costs for operating and finance leases were capitalized.

Cash paid for amounts included in the measurement of lease liabilities:

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Operating cash payments for operating leases	190,407	129,803	110,206	15,522
Operating cash payments for finance leases	1,004	3,872	2,878	405
Financing cash payments for finance leases	14,473	38,132	27,666	3,897

Lease assets obtained in exchange for lease obligations:

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Operating leases	36,515	6,868	91,025	12,821
Finance leases	75,693	—	—	—

Future lease payments under lease liabilities as of December 31, 2023 were as follows:

	Operating leases		Finance leases
	RMB	US$	RMB	US$
Year ending December 31,
2024	103,100	14,521	19,005	2,677
2025	97,008	13,663	—	—
2026	91,165	12,840	—	—
2027	87,597	12,338	—	—
2028	85,904	12,099	—	—
Thereafter	313,002	44,086	—	—
Total future lease payments	777,776	109,547	19,005	2,677
Less: Imputed interest	(153,146)	(21,570)	(419)	(59)
Total lease liability balance	624,630	87,977	18,586	2,618